UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	February 29, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 148.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.2% (100.0% of Total Investments)

	Education and Civic Organizations – 18.3% (12.4% of Total Investments)
$ 30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 –	No Opt. Call	Aa3	$ 31,976
	NPFG Insured
	Board of Governors of the University of North Carolina, Winston-Salem State University General
	Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	A–	3,277,774
1,000	5.125%, 4/01/43	4/22 at 100.00	A–	1,097,580
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,674,050
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	AA–	2,865,139
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA	1,633,185
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
1,000	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University,	4/19 at 100.00	AA+	1,112,800
	Series 2009B, 5.000%, 10/01/38
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	600,315
250	5.000%, 3/01/28	3/22 at 100.00	AA+	297,625
500	5.000%, 3/01/29	3/22 at 100.00	AA+	590,860
500	5.000%, 3/01/32	3/22 at 100.00	AA+	586,715
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,401,228
1,605	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project,	10/25 at 100.00	AA+	1,864,914
	Series 2015 A, 5.000%, 10/01/55
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University,
	Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A2	1,786,793
1,000	5.000%, 4/01/33	4/23 at 100.00	A2	1,142,610
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University,	3/22 at 100.00	BBB	4,876,052
	Series 2012, 5.000%, 3/01/34
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A,	10/23 at 100.00	Aa1	2,329,343
	5.000%, 10/01/42
290	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	5/16 at 100.00	A	291,175
	AMBAC Insured
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015,	4/25 at 100.00	Aa3	926,440
	5.000%, 4/01/45
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	Aa3	2,425,316
1,175	5.000%, 4/01/33	4/24 at 100.00	Aa3	1,372,036
1,385	5.000%, 4/01/35	4/24 at 100.00	Aa3	1,605,243
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,178,830
3,065	5.000%, 4/01/39	4/24 at 100.00	Aa3	3,518,896
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28	10/19 at 100.00	A3	1,127,260
1,000	5.375%, 10/01/29	10/19 at 100.00	A3	1,128,620
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A,	No Opt. Call	Aa3	1,441,188
	5.000%, 10/01/45
40,430	Total Education and Civic Organizations			46,183,963
	Health Care – 25.2% (17.0% of Total Investments)
2,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/19 at 100.00	AA–	3,035,505
	Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,899,057
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
4,950	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,169,136
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	2,263,800
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012,	5/22 at 100.00	A–	4,690,741
	5.000%, 11/01/41
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	A+	582,715
	Center, Refunding Series 2013, 5.000%, 10/01/26
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA	613,752
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	5,328,027
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,499,150
2,750	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	2,991,670
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	3,147,365
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	2,277,880
	Health System, Series 2012A, 5.000%, 6/01/42
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of	10/17 at 100.00	AA	2,360,778
	the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare,	7/25 at 100.00	AA–	2,272,120
	Series 2015A, 5.000%, 7/01/44
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest	No Opt. Call	A	3,422,370
	Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape	No Opt. Call	A–	2,682,373
	Fear Valley Health System, Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,364,240
	WakeMed, Series 2012A, 5.000%, 10/01/27
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/22 at 100.00	A	3,227,571
	Center, Refunding Series 2012, 5.000%, 6/01/32
3,295	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	5/16 at 100.00	AA–	3,303,633
	2005, 5.000%, 1/01/33 – FGIC Insured
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds,	4/18 at 100.00	BBB	800,783
	Series 2008, 6.250%, 10/01/38
1,565	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AA–	1,599,587
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
57,730	Total Health Care			63,532,253
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock
	Apartments, Series 2003:
685	5.150%, 1/01/22 (Alternative Minimum Tax)	7/18 at 100.00	N/R	707,242
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	7/18 at 100.00	N/R	2,321,743
2,945	Total Housing/Multifamily			3,028,985
	Housing/Single Family – 1.8% (1.2% of Total Investments)
1,095	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	1,105,939
	7/01/33 (Alternative Minimum Tax)
1,995	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	2,144,605
	4.500%, 1/01/28
1,345	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	1,350,474
	7/01/37 (Alternative Minimum Tax)
4,435	Total Housing/Single Family			4,601,018
	Long-Term Care – 1.1% (0.7% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
700	5.400%, 10/01/27	10/16 at 100.00	N/R	712,824
1,500	5.500%, 10/01/31	10/16 at 100.00	N/R	1,521,150
450	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes	10/23 at 100.00	N/R	468,774
	Inc., Refunding Series 2013A, 5.000%, 10/01/33
2,650	Total Long-Term Care			2,702,748
	Materials – 0.6% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	1,414,182
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company
	Project, Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 7.5% (5.1% of Total Investments)
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	Aa2	1,182,610
730	5.000%, 6/01/31	6/24 at 100.00	Aa2	858,794
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	AA	383,292
1,000	5.000%, 6/01/27	No Opt. Call	AA	1,295,050
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,089,199
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	2,958,265
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,548,647
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,199,247
	5.000%, 4/01/30
2,020	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,634,262
	(WI/DD, Settling 3/02/16)
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	5,736,939
16,330	Total Tax Obligation/General			18,886,305
	Tax Obligation/Limited – 18.1% (12.2% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,278,184
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,875,808
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Refunding	6/18 at 100.00	AA+	2,598,915
	Series 2008A, 5.000%, 6/01/33
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014,	12/24 at 100.00	AAA	2,419,992
	5.000%, 12/01/39
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B,	6/22 at 100.00	AA	2,415,785
	5.000%, 6/01/28
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA	1,106,160
500	5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA	550,820
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	606,930
868	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	933,109
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds,
	Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,230,118
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,341,136
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,146,450
200	5.000%, 4/01/32	4/22 at 100.00	A1	228,196
	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C:
3,000	5.000%, 5/01/24	No Opt. Call	AA+	3,755,820
5,000	5.000%, 5/01/25	5/24 at 100.00	AA+	6,222,350
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	9,252,329
	2011, 5.000%, 7/01/41
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,177,870
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,502,091
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,622,128
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA+	2,655,188
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	1,832,075
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
39,283	Total Tax Obligation/Limited			45,751,454
	Transportation – 23.0% (15.5% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	5,623,650
	Series 2010A, 5.000%, 7/01/39
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	11,380
	Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding
	Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,466,994
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,596,250
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	7/21 at 100.00	Aa3	1,540,028
	2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/41	No Opt. Call	Aa3	1,572,716
10,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes	6/25 at 100.00	BBB–	10,576,400
	Project, Series 2015, 5.000%, 6/30/54 (Alternative Minimum Tax)
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	3,063,717
	5.250%, 2/01/40
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	575,260
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	1/19 at 100.00	AA	153,936
265	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA	293,898
1,650	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA	1,825,923
7,335	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	8,139,649
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	90,359
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	2,429,044
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,216,010
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,194,165
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	3,518,284
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	653,885
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding
	Series 2010A:
2,490	5.000%, 5/01/26	No Opt. Call	Aa3	2,883,071
4,125	5.000%, 5/01/36	5/20 at 100.00	Aa3	4,653,206
1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%,	5/17 at 100.00	AA+	1,040,500
	5/01/37 – FGIC Insured (Alternative Minimum Tax)
62,195	Total Transportation			58,118,325
	U.S. Guaranteed – 23.7% (16.0% of Total Investments) (4)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,
	Series 2007:
1,840	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	1,973,860
1,725	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	1,850,494
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA (4)	3,380,333
	4/01/31 (Pre-refunded 4/01/18) – AGM Insured
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	169,110
3,000	5.000%, 6/01/27 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	3,170,820
2,225	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA (4)	2,436,264
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) –
	AGM Insured
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%,	2/19 at 100.00	AA+ (4)	449,536
	2/01/27 (Pre-refunded 2/01/19)
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding
	Series 1993B:
100	6.000%, 1/01/22 (ETM)	No Opt. Call	AAA	127,408
180	6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	222,046
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	AAA	1,568,700
	5.000%, 1/01/26 (Pre-refunded 1/01/19)
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	AAA	4,310,705
	5.000%, 1/01/25 (Pre-refunded 7/01/22)
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	N/R (4)	2,054,674
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center,
	Series 2007:
500	5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	536,815
3,425	5.000%, 11/01/27 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	3,677,183
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	Aaa	4,826,154
	1/01/20 (ETM)
1,535	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2012B, 5.000%,	No Opt. Call	AAA	1,814,339
	1/01/21 (ETM)
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
2,020	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	2,360,410
1,020	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	1,191,890
1,135	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+ (4)	1,183,181
	(Pre-refunded 2/01/17)
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA (4)	2,423,700
	12/01/27 (Pre-refunded 12/01/17) – AGM Insured
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34	6/17 at 100.00	AA (4)	5,284,050
	(Pre-refunded 6/01/17) – AGM Insured
10,200	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%,	12/17 at 100.00	AAA	10,954,086
	12/01/36 (Pre-refunded 12/01/17)
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,000	5.000%, 6/01/21 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	1,012,250
1,430	5.000%, 6/01/23 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	1,447,518
1,505	5.000%, 6/01/24 (Pre-refunded 6/01/16) – FGIC Insured	6/16 at 100.00	AA– (4)	1,523,436
54,590	Total U.S. Guaranteed			59,948,962
	Utilities – 3.7% (2.5% of Total Investments)
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke	11/20 at 100.00	Aa2	5,357,200
	Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40
1,100	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	1,212,409
	2009A, 5.000%, 1/01/30
1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/26 at 100.00	A	1,787,715
	2015A, 5.000%, 1/01/32
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	7/26 at 100.00	A	924,745
	2016A, 5.000%, 1/01/30 (WI/DD, Settling 3/10/16)
8,360	Total Utilities			9,282,069
	Water and Sewer – 24.0% (16.2% of Total Investments)
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A,	4/22 at 100.00	AA–	1,380,687
	5.000%, 4/01/25
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,
	Series 2008:
425	5.000%, 8/01/28	8/18 at 100.00	AA+	468,418
1,005	5.000%, 8/01/35	8/18 at 100.00	AA+	1,103,691
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/21 at 100.00	AA+	2,492,335
	2011, 5.000%, 8/01/31
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,150,400
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,761,612
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008,	7/18 at 100.00	AAA	1,088,710
	5.000%, 7/01/38
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,419,198
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,429,187
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	9,716,624
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	AA–	1,827,279
	5.000%, 5/01/28
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%,	6/25 at 100.00	AA	3,576,438
	6/01/33 – AGM Insured
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 –	6/18 at 100.00	AA–	1,320,413
	NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA	697,074
2,100	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA	2,433,375
1,400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	4/16 at 100.00	A+	1,405,726
	6/01/23 – SYNCORA GTY Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	654,775
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,887,440
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	6,089,750
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,384,355
9,900	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	10,393,020
	5.000%, 6/01/37
53,405	Total Water and Sewer			60,680,507
$ 343,753	Total Long-Term Investments (cost $345,939,109)			374,130,771
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (49.5)% (5)			(125,000,000)
	Other Assets Less Liabilities – 1.3%			3,237,925
	Net Assets Applicable to Common Shares – 100%			$ 252,368,696

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$374,130,771	$ —	$374,130,771

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 29, 2016, the cost of investments was $345,716,538.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 29, 2016, were as follows:

Gross unrealized:
Appreciation	$28,469,112
Depreciation	(54,879)
Net unrealized appreciation (depreciation) of investments	$28,414,233

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 33.4%.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         April 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 29, 2016